Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Financial Instruments at the End of the Reporting Period - Financial Instruments [Member]	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Financial assets
Loan and receivables (including cash and bank balances)	RM 125,673,972	$ 26,641,646	RM 69,696,778
Finance assets measured at fair value through other comprehensive income	44,375,928	9,407,260	38,368,829
Finance assets measured at fair value through profit or loss	74,599	15,814	72,793
Financial liabilities
Financial liabilities, at amortised cost	22,809,055	4,835,296	22,862,227
Financial liabilities, at fair value through profit or loss	RM 7,614,909	$ 1,614,286	RM 1,964,335